Pension Plans and Other Postretirement Benefits - Schedule of Estimated Future Benefit Payments, Reflecting Expected Future Service (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	$ 3,707
2016	4,298
2017	4,547
2018	5,014
2019	5,046
2020 through 2024	38,399
Total	61,011
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	3,635
2016	4,193
2017	4,402
2018	4,819
2019	4,786
2020 through 2024	35,747
Total	57,582
Other Postretirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	72
2016	105
2017	145
2018	195
2019	260
2020 through 2024	2,652
Total	3,429
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	13,562
Total	$ 13,562